Northern Lights Fund Trust
450 Wireless Blvd.
Hauppauge, New York 11788


February 17, 2010


Public Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Northern Lights Fund Trust  (CIK No. 1314414, 1933 Act File No.
333-122917 and 1940 Act File No. 811-21720) Request for Withdrawal of Annual Notice of Securities Sold Pursuant to Rule 24f-2

Dear Sir or Madam:

Northern Lights Fund Trust (the Trust), on behalf of the 13D Activist
Fund, 7Twelve Balanced Fund, Adaptive Allocation Fund, AlphaStream
Special Strategy Fund, Altegris Global Macro Strategy Fund, Altegris
Managed Futures Strategy Fund, Arrow Alternative Solutions Fund, Arrow Commodity Trend Fund, Arrow DWA Balanced Fund, Arrow DWA Systematic RS
Fund, Arrow DWA Tactical Fund, Arrow Managed Futures Trend Fund, Astor Long/Short ETF Fund, Autopilot Managed Growth Fund, Bandon Isolated
Alpha Fixed Income Fund, Beech Hill Total Return Fund, Biltmore Contrarian/Momentum Fund, Biltmore Index Enhancing Fund, Biondo Focus
Fund, Biondo Growth Fund, Bishop Volatility Flex Fund, BTS Bond Asset Allocation Fund, The Long-Short Fund, Bull Path Mid-Cap Fund, Chadwick
& DAmato Fund, Changing Parameters Fund, Chariot Absolute Return
Strategy Fund, CIFG MAXBALANCED Fund, CIFG MAXOPP Fund, CMG Absolute
Return Strategies Fund, CWC Small Cap Aggressive Fund, EAS Genesis Fund,
EAS Global Cycle Fund, EM Capital India Gateway Fund, Diversified
Risk Parity Fund, Generations Multi-Strategy Fund, GMG Defensive Beta Fund, GoalMine Fixed Income Fund, GoalMine Balanced Growth Fund, GOLD Bullion Tracking Fund, GPS Multiple Strategy Fund, Gratio Values Fund, Grant
Park Managed Futures Strategy Fund, Incline Capital Trend Following Fund, Investment Partners Opportunities Fund, Jacobs & Company Mutual Fund,
KCM Macro Trends Fund, Leader Short-Term Bond Fund, Leader Total Return Fund, MutualHedge Equity Long-Short Legends Fund, MutualHedge Even Driven Legends Fund, MutualHedge Frontier Legends Fund, Navigator Equity Hedged Fund, Oxford Global Total Return Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial
Tactical Fund, Palantir Fund, PathMaster Domestic Equity Fund, Power
Income Fund, Princeton Futures Strategy Fund, PSI Market Neutral Fund,
PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth
Fund, RAM Risk-Managed Growth Fund, Rady Contrarian Long/Short Fund, Rady Opportunistic Value Fund, SCA Absolute Return Fund, SCA Directional Fund, Sierra Core Retirement Fund, SouthernSun Mid-Cap Fund, SouthernSun Small
Cap Fund, Strategic Investing Long/Short Fund, Tatro Capital Tactical Appreciation Fund, The Currency Strategies Fund, The Collar Fund, The
FX Strategy Fund, The Lacerte Guardian Fund, Toews Hedged Growth
Allocation Fund, Toews Hedged Emerging Markets Fund, Toews Hedged
High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund,
TransWestern Institutional Short Duration Government Bond Fund, Wade Core Destination Fund, Wintrust Capital Disciplined Equity Fund, Wintrust Capital Real Estate 130/30 Fund, Wintrust Capital Small Cap Opportunity Fund,
Winans Gold Strategy Fund and Winans Long/Short Fund, has determined that the Annual Notice of Securities Sold Pursuant to Rule 24f-2 on each funds behalf on February 16, 2011 (accession number 0000910472-11-000169)(the Notice) was made in error. Therefore, it is in the best interests of the Trust and the public that the filing be disregarded. Please direct any questions concerning this letter to JoAnn Strasser, of Thompson Hine LLP, counsel to the Trust at (513) 352-6700.

Very truly yours,
/s/ Emile Molineaux
Emile Molineaux
Secretary, Northern Lights Fund Trust



cc:	Mary Cole, Securities and Exchange Commission